Stock Based Compensation (Tables)	12 Months Ended
Sep. 30, 2014
Stock Based Compensation [Abstract]
Schedule of share-based payment award, stock options, valuation assumptions
	Years ended September 30,
	2014	2013
Dividend yield	$-	$-
Expected volatility	121%	174%
Risk free interest rate	1.13%	0.84%
Expected life	4.6 years	7.7 years

Summary of stock options activity

	2014		2013
	Number of	Weighted average	Number of	Weighted average
	shares	exercise price	shares	exercise price
Outstanding at beginning of year	10,083,100	$0.16	15,435,970	$0.22
Granted	1,025,628	0.09	7,171,241	0.12
Exercised	-	-	(2,482,163)	0.14
Forfeited	(6,742,537)	0.13	(10,041,948)	0.22

Outstanding at end of year	4,366,191	$0.20	10,083,100	$0.16

Exercisable	3,699,523	$0.22	2,731,297	$0.24

Summary of stock options outstanding and exercisable

		Options Outstanding		Options Exercisable
		Weighted average
Exercise	Number	remaining contract	Weighted average	Number	Weighted average
price range	outstanding	in years	exercise price	exercisable	exercise price

$0.00-0.10	1,000,000	9.4	$0.09	333,332	$0.09
0.11-0.20	1,358,450	6.8	0.13	1,358,450	0.13
0.21-0.30	1,456,050	6.7	0.28	1,456,050	0.28
0.31-0.40	551,691	2.3	0.35	551,691	0.35

	4,366,191	6.8	$0.20	3,699,523	$0.22

Summary of restricted stock activity
Balance outstanding, October 1, 2012	1,000,000
Granted	1,000,000
Vested	(2,000,000)
Forfeited	-
Balance outstanding, September 30, 2013	-
Granted	500,000
Vested	(500,000)
Forfeited	-
Balance outstanding, September 30, 2014	-